Leases (Details) - Schedule of operating lease liability maturity $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of operating lease liability maturity [Abstract]
2022	$ 2,390
2023	2,641
2024	2,546
2025	2,624
2026	2,630
Thereafter	9,810
Total future lease payments	22,641
Less: Imputed interest	(6,218)
Present value of future lease payments	$ 16,423